UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES:
Net loss	$ (8,140,000)	$ (8,366,200)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	91,000	87,700
Change in provision for doubtful accounts	6,700	2,700
Stock-based compensation	1,213,500	1,335,100
Common stock issued to vendors for services	57,300	162,400
Accretion of debt discount and accrued interest on long-term debt	70,100	58,900
Changes in operating assets and liabilities:
Accounts receivable	(126,800)	(76,500)
Prepaid expenses and other assets	42,000	(194,300)
Accounts payable and accrued liabilities	464,300	(409,800)
Deferred revenue	16,100	119,800
Deferred compensation	279,700	(133,900)
Net cash used in operating activities	(6,026,100)	(7,414,100)
INVESTING ACTIVITES:
Purchase of furniture and equipment	(20,800)	(55,200)
Payment for acquisition of business, net of cash acquired		(149,100)
Forgiveness of loan in relation of acquisition		(157,500)
Net cash used in investing activities	(20,800)	(361,800)
FINANCING ACTIVITIES:
Principal payments on note payable	(30,000)	(38,300)
Principal payments on capital lease	(1,000)	(900)
Proceeds from Aspire Capital purchase agreements	2,721,900	2,858,600
Proceeds from sale of common stock, net of costs	2,544,700	2,100,000
Proceeds from stock options exercised		54,200
Net cash provided by financing activities	5,235,600	4,973,600
NET DECREASE IN CASH	(811,300)	(2,802,300)
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	3,254,700	5,449,000
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	2,443,400	2,646,700
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	2,700	6,400
Income taxes	2,400	1,900
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING & FINANCING ACTIVITIES:
Long-term borrowings assumed in business combination		$ 651,700